Class A, C, Inst, Serv, Inv, R6, T Shares | Goldman Sachs Short Duration Government Fund
Goldman Sachs Short Duration Government Fund—Summary
Investment Objective
The Goldman Sachs Short Duration Government Fund (the “Fund”) seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T Shares if you invest at least $500,000 or $250,000, respectively, in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 58 and “Shareholder Guide—Common Questions Applicable to the Purchase of Class T Shares” beginning on page 63 and in “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” on page 106 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-146 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, Inst, Serv, Inv, R6, T Shares - Goldman Sachs Short Duration Government Fund		Class A	Class C	Institutional	Service	Investor	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		1.50%	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	0.65%	none	none	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 0.65% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Inst, Serv, Inv, R6, T Shares - Goldman Sachs Short Duration Government Fund		Class A	Class C	Institutional	Service	Investor	Class R6	Class T
Management Fees		0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none	none	0.25%
Other Expenses	[1]	0.19%	0.44%	0.10%	0.35%	0.19%	0.09%	0.19%
Service Fees		none	0.25%	none	none	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none	none	none
All Other Expenses		0.19%	0.19%	0.10%	0.10%	0.19%	0.09%	0.19%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.89%	1.64%	0.55%	1.05%	0.64%	0.54%	0.89%
Fee Waiver and Expense Limitation	[2]	(0.07%)	(0.42%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses	[3]	0.82%	1.22%	0.48%	0.98%	0.57%	0.47%	0.82%
[1]	The “Other Expenses” for Class R6 Shares have been restated and the “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to: (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets; and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. In addition, Goldman Sachs & Co. LLC (“Goldman Sachs”) has agreed to waive a portion of the distribution (12b-1) and service fees equal to 0.35% of the average daily net assets attributable to Class C Shares of the Fund. These arrangements will remain in effect through at least July 29, 2019, and prior to such date the Investment Adviser or Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R6 and/or Class T Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R6 and/or Class T Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Class A, C, Inst, Serv, Inv, R6, T Shares - Goldman Sachs Short Duration Government Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	232	423	629	1,223
Class C Shares	189	476	852	1,908
Institutional Shares	49	169	300	683
Service Shares	100	327	573	1,276
Investor Shares	58	198	350	792
Class R6 Shares	48	166	295	670
Class T Shares	332	520	724	1,312

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C, Inst, Serv, Inv, R6, T Shares | Goldman Sachs Short Duration Government Fund | Class C Shares | USD ($)	124	476	852	1,908

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2018 was 87% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and in repurchase agreements collateralized by such securities. Substantially all of the Fund’s Net Assets will be invested in U.S. Government Securities and instruments based on U.S. Government Securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options and interest rate swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.

The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the ICE BofAML Two-Year U.S. Treasury Note Index, plus or minus 1 year, and over the past five years ended June 30, 2018, the duration of this index has ranged between 1.86 and 2.00 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s benchmark index is the ICE BofAML Two-Year U.S. Treasury Note Index.

GSAM’s Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with a large number of countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Call/Prepayment Risk.  An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-Backed Security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Derivatives Risk.  The Fund’s use of options, futures, swaps and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Mortgage-Backed and/or Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor, Class R6 and Class T Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the six-month period ended June 30, 2018 was 0.15%. Best Quarter Q4 ‘08 +3.37% Worst Quarter Q4 ‘15 –0.70%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
Average Annual Total Returns - Class A, C, Inst, Serv, Inv, R6, T Shares - Goldman Sachs Short Duration Government Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares		(1.30%)	(0.09%)	1.45%	3.13%		May 01, 1997
Class A Shares | Returns After Taxes on Distributions		(2.02%)	(0.55%)	0.86%	1.94%		May 01, 1997
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		(0.73%)	(0.28%)	0.92%	1.95%		May 01, 1997
Class A Shares | ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)		0.19%	0.46%	1.46%	3.17%		May 01, 1997
Class C Shares		(0.87%)	(0.16%)	1.13%	2.49%	[1]	Aug. 15, 1997
Class C Shares | ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)		0.19%	0.46%	1.46%	3.09%		Aug. 15, 1997
Institutional Shares		0.52%	0.58%	1.95%	4.62%		Aug. 15, 1988
Institutional Shares | ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)		0.19%	0.46%	1.46%	4.32%		Aug. 15, 1988
Service Shares		0.02%	0.08%	1.45%	3.22%		Apr. 10, 1996
Service Shares | ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)		0.19%	0.46%	1.46%	3.30%		Apr. 10, 1996
Investor Shares		0.43%	0.49%	1.86%	1.89%		Nov. 30, 2007
Investor Shares | ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)		0.19%	0.46%	1.46%	1.47%		Nov. 30, 2007
Class R6 Shares	[2]	0.53%	0.59%	1.96%	4.62%		Jul. 31, 2015
Class R6 Shares | ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	[2]	0.19%	0.46%	1.46%	4.32%		Jul. 31, 2015
Class T Shares	[3]	(2.32%)	(0.29%)	1.35%	3.08%
Class T Shares | ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	[3]	0.19%	0.46%	1.46%	3.17%
[1]	Effective July 30, 2018, Class C Shares will automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[3]	As of the date of the Prospectus, Class T Shares have not commenced operations. Performance of Class T Shares shown in the table above is that of Class A Shares, including since inception performance as of Class A Shares’ inception date. Performance has been adjusted to reflect the higher maximum sales charge (load) imposed on purchases of Class T Shares. Class A Shares had higher returns because: (i) Class A Shares and Class T Shares represent interests in the same portfolio of securities; and (ii) Class A Shares impose a lower maximum sales charge (load) on purchases.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor, Class R6 and Class T Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.